LEASES - Other Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Right-of-use assets obtained in exchange for lease liabilities	$ 61,657
Cash paid for amounts included in the measurement of lease liabilities	$ 35,321